The Allstate Personal Retirement Manager Variable Annuity
                 Allstate Financial Advisors Separate Account I
                         Allstate Life Insurance Company

Supplement Dated December 2, 2002 to the Prospectus Dated May 1, 2002

Effective December 31, 2002, the Global Value Portfolio of the Janus Aspen Series will change its name to the International Value Portfolio of the Janus Aspen Series. Any and all references to the Global Value Portfolio in your Prospectus are deleted and replaced with the new name International Value Portfolio. Effective December 2, 2002 we will also make a corresponding change to the name of the Variable Sub-Account that invests in that Portfolio.


This supplement should be retained with the prospectus for future reference.


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            The Allstate Personal Retirement Manager Variable Annuity
                 Allstate Financial Advisors Separate Account I
                         Allstate Life Insurance Company

Supplement Dated December 2, 2002 to the Statement of Additional Information Dated May 1, 2002

Effective December 31, 2002, the Global Value Portfolio of the Janus Aspen Series will change its name to the International Value Portfolio of the Janus Aspen Series. Any and all references to the Global Value Portfolio in your Statement of Additional Information are deleted and replaced with the new name International Value Portfolio. Effective December 2, 2002 we will also make a corresponding change to the name of the Variable Sub-Account that invests in that Portfolio.


This supplement should be retained with the statement of additional information for future reference.